Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥ (2,868)	¥ (17,295)	¥ 79,364
Tax effects	214	2,669	(17,498)
Changes in fair value of financial assets measured at fair value through OCI	(2,654)	(14,626)	61,866
Remeasurement of defined benefit pension plans:
Amounts arising during the year	23,315	26,890	2,147
Tax effects	(5,563)	(6,107)	2,719
Remeasurement of defined benefit pension plans	17,752	20,783	4,866
Exchange differences on translation of foreign operations:
Amounts arising during the year	566,683	558,102	284,350
Reclassification adjustments to profit or (loss)	0	0	(112)
Before tax effects	566,683	558,102	284,238
Tax effects	52,090	25,867	25,066
Exchange differences on translation of foreign operations	618,773	583,969	309,304
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(9,118)	0	0
Reclassification adjustments to profit or (loss)	9,118	0	0
Before tax effects	0	0	0
Tax effects	0	0	0
Changes in fair value of financial assets measured at fair value through OCI	0	0	0
Cash flow hedges:
Amounts arising during the year	56,437	82,780	(40,833)
Reclassification adjustments to profit or (loss)	(87,337)	(79,321)	(24,485)
Before tax effects	(30,900)	3,459	(65,318)
Tax effects	9,449	(1,286)	19,973
Cash flow hedges	(21,451)	2,173	(45,345)
Hedging cost:
Amounts arising during the year	(21,426)	6,611	(9,978)
Reclassification adjustments to profit or (loss)	(3,052)	(3,071)	(3,200)
Before tax effects	(24,478)	3,540	(13,178)
Tax effects	7,485	(1,083)	4,031
Hedging cost	(16,993)	2,457	(9,147)
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(892)	(497)	(299)
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(892)	(497)	(299)
Tax effects	0	0	0
Share of other comprehensive income of investments accounted for using the equity method	(892)	(497)	(299)
Other comprehensive income for the year, net of tax	¥ 594,535	¥ 594,261	¥ 321,245